Other current - Breakdown for Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
Due to employees	€ 53,980	€ 52,177
VAT and other taxes	31,367	31,228
Accrued expenses	27,593	36,432
Social security institutions	12,197	14,202
Deferred income	7,957	8,107
Other current liabilities	11,614	16,526
Total other current liabilities	€ 144,708	€ 158,672